Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2018	December 31, 2019
Lubricants	$12,071	$12,293
Bunkers	15,365	38,860
Total	$27,436	$51,153